Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended									12 Months Ended	3 Months Ended			12 Months Ended					6 Months Ended		12 Months Ended
	Oct. 17, 2011	Oct. 17, 2011	Jun. 27, 2010	Sep. 29, 2012 Customer	Sep. 25, 2010	Sep. 29, 2012 Customer	Sep. 24, 2011 Customer	Sep. 25, 2010	Sep. 29, 2012 Mammosite [Member]	Sep. 25, 2010 Mammosite [Member]	Sep. 26, 2009 Mammosite [Member]	Sep. 29, 2012 Breast Health [Member]	Sep. 25, 2010 Breast Health [Member]	Sep. 24, 2011 Breast Health [Member]	Sep. 25, 2010 Other reporting units [Member]	Sep. 25, 2010 Developed technology [Member]	Sep. 25, 2010 Customer relationships [Member]	Sep. 25, 2010 Trade names [Member]	Sep. 29, 2012 Accounts receivable [Member]	Sep. 24, 2011 Accounts receivable [Member]	Sep. 29, 2012 Total revenues [Member]	Sep. 24, 2011 Total revenues [Member]	Sep. 25, 2010 Total revenues [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalent maturity period						three months or less
Number of customers with balance greater than specified percentage				0		0	0
Concentration risk, percentage																			10.00%	10.00%	10.00%	10.00%	10.00%
Impairment charges on tangible assets						$ 19,500,000
Impairment charges on long lived assets						6,500,000
Property plant and equipment not material charge							0	0
Intangible assets useful life, minimum						2 years																				2 years
Intangible assets useful life, maximum						30 years																				20 years
Intangible assets impairment charge			143,500,000		143,500,000	0	0	20,117,000								123,400,000	11,800,000	8,300,000
Impairment of goodwill			76,723,000	5,826,000		5,826,000	0	76,723,000	5,826,000			5,826,000														8,752,000
Acquired In-process research and development charges				4,500,000	2,000,000	4,500,000	0	2,000,000
In-process research and development, value																													7,000,000
Damage awarded by jury	18,800,000	18,800,000				18,800,000
Change in discount rate in goodwill impairment test										11.00%	12.50%
Discount rate assumption for fair value measurement of reporting unit										10.00%
Estimated change in impairment charges with respect to change in the fair value of reporting unit								2,500,000
Percentage used to provide additional disclosure of potential goodwill impairment in the future								10.00%
Percent of reporting unit fair value exceed carrying value								4.00%
Reporting unit's goodwill value for a reporting unit that passed step 1 by less than 10%													256,500,000
Reporting unit's goodwill															1,850,000,000
Percentage of equity ownership at which cost-method investments would not qualify for cost-method accounting						20.00%
Other-than-temporary impairment charges							2,400,000	1,100,000
Defined contract term						3 years
Defined contract term						5 years
Product warranty period
Advertising cost						29,800,000	29,000,000	15,300,000																		1,200,000	600,000	800,000
Shipping and handling expenses included in cost of product sales																										10,500,000	7,900,000	7,300,000
Anti-dilutive securities excluded from computation of earnings per share																								1,500	800	1,000	3,800	3,900
Minimum contractual maturity period for investments classified as non-current marketable securities																										greater than 12 months	greater than 12 months
Depreciation expense						71,851,000	68,946,000	68,463,000																		25,600,000	26,800,000	27,600,000
Asset retirement obligations																										1,100,000	500,000
Capitalized software cost amortization period																										10 years
Goodwill				3,942,779,000.0		3,942,779,000.0	2,290,330,000.0					635,741,000.0		638,887,000.0										140,398,000.0		140,404,000.0	150,308,000.0	122,680,000.0		62,000,000.0	33,000,000.0	26,800,000.0
Acquired intangible assets, excluding capitalized software																										156,300,000
Liabilities associated with employee medical costs																										$ 2,600,000	$ 1,300,000
Deferred revenue																								5.0